Goodwill and other intangible assets - Detailed Information for Principal Marketed Products (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 16,572	€ 21,889	€ 13,080	[1]
Bioverativ
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 3,788	6,385	0
Useful life measured as period of time, intangible assets other than goodwill	13 years
Remaining amortisation period of intangible assets material to entity	12 years
Gross value | Bioverativ
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 6,960
Accumulated depreciation and impairment | Bioverativ
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(3,172)
Genzyme
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 2,095	2,988	3,834
Useful life measured as period of time, intangible assets other than goodwill	10 years
Remaining amortisation period of intangible assets material to entity	4 years
Genzyme | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 10,285
Genzyme | Accumulated depreciation and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(8,190)
Boehringer Ingelheim Consumer Healthcare
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 2,699	3,237	3,442
Useful life measured as period of time, intangible assets other than goodwill	16 years
Remaining amortisation period of intangible assets material to entity	14 years
Boehringer Ingelheim Consumer Healthcare | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 3,735
Boehringer Ingelheim Consumer Healthcare | Accumulated depreciation and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(1,036)
Aventis
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 219	409	584
Useful life measured as period of time, intangible assets other than goodwill	9 years
Remaining amortisation period of intangible assets material to entity	5 years
Aventis | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 34,076
Aventis | Accumulated depreciation and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(33,857)
Chattem
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 711	748	766
Useful life measured as period of time, intangible assets other than goodwill	23 years
Remaining amortisation period of intangible assets material to entity	14 years
Chattem | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 1,302
Chattem | Accumulated depreciation and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(591)
Protein Sciences
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 667	715	744
Useful life measured as period of time, intangible assets other than goodwill	13 years
Remaining amortisation period of intangible assets material to entity	11 years
Protein Sciences | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 818
Protein Sciences | Accumulated depreciation and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(151)
Ablynx
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 2,029	376	0
Useful life measured as period of time, intangible assets other than goodwill	13 years
Remaining amortisation period of intangible assets material to entity	12 years
Ablynx | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 2,279
Ablynx | Accumulated depreciation and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(250)
Total: principal marketed products
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	12,208	€ 14,858	€ 9,370
Total: principal marketed products | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	59,455
Total: principal marketed products | Accumulated depreciation and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ (47,247)
Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	25 years

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).